14. STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows Complementary Information
Decrease (Increase) in trade receivables and other receivables	$ 19	$ 65	$ (59)
(Increase) Decrease in inventories	(6)	(20)	2
Increase (Decrease) in trade payables and other payables	3	46	(114)
(Decrease) Increase in salaries and social security payable	(1)	(2)	(1)
Decrease in defined benefit plans	(2)	(1)	(2)
(Decrease) Increase in tax payables	(20)	4	37
Decrease in provisions	(5)	(7)	(51)
Income tax and minimum notional income tax paid	(5)	(42)	(14)
(Payments) Proceeds from derivative financial instruments, net	(5)	9	(24)
Total changes in operating assets and liabilities	$ (22)	$ 52	$ (226)